[LOGO OF FIFTH
 THIRD FUNDS]     FIFTH THIRD FUNDS

                  FIFTH THIRD HIGH             Class A Shares            (FTYAX)
                  YIELD BOND FUND              Class B Shares            (FTYBX)
                  SUMMARY PROSPECTUS           Class C Shares            (FTYCX)
                                               Institutional Shares      (FTYIX)
                  Dated November 26, 2010

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BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS
INFORMATION ABOUT THE FUND AND ITS RISKS. THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, BOTH DATED NOVEMBER 26, 2010, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. FOR FREE PAPER OR ELECTRONIC COPIES OF THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND, GO ONLINE AT http://www.fifththirdfunds.com OR CALL 800.282.5706 OR ASK ANY FINANCIAL ADVISOR, BANK, OR BROKER-DEALER WHO OFFERS SHARES OF THE FUND.

INVESTMENT OBJECTIVE
High level of income. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Distribution Arrangements/Sales Charges for the Funds on page 109 of the Fund's Prospectus and, in the Fund's Statement of Additional Information, in Purchasing Shares of the Funds on page 64.

SHAREHOLDER FEES                                                                                                    INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                        CLASS A     CLASS B    CLASS C            SHARES
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
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)     4.75%(1)        None       None              None
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Maximum Deferred Sales Charge (Load) (as a % of offering price)                     None    5.00%(2)   1.00%(3)              None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   (as a % of offering price)                                                       None        None       None              None
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ANNUAL OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF                                                                 INSTITUTIONAL
THE VALUE OF YOUR INVESTMENT)                                                    CLASS A     CLASS B    CLASS C            SHARES
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
Management Fees                                                                    0.70%       0.70%      0.70%             0.70%
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Distribution/Service (12b-1) Fees                                                  0.25%       1.00%      0.75%              None
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Other Expenses                                                                     0.47%       0.51%      0.78%             0.50%
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Acquired Fund Fees and Expenses                                                    0.01%       0.01%      0.01%             0.01%
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Total Annual Fund Operating Expenses                                               1.43%       2.22%      2.24%             1.21%
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Fee Waiver and/or Expense Reimbursement(4)                                         0.43%       0.47%      0.49%             0.46%
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Total Annual Fund Operating Expenses after Expense Reimbursement                   1.00%       1.75%      1.75%             0.75%
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

1. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Front-End Sales Charges - Class A Shares" on page 127 of the Fund's Prospectus.
2. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
3. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
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
CLASS A SHARES                          $572      $865       $1,180     $2,071
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CLASS B SHARES
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    Assuming Redemption                 $678      $949       $1,347     $2,318
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    Assuming No Redemption              $178      $649       $1,147     $2,318
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CLASS C SHARES
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    Assuming Redemption                 $278      $653       $1,155     $2,537
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    Assuming No Redemption              $178      $653       $1,155     $2,537
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INSTITUTIONAL SHARES                    $77       $339       $621       $1,426
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

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund's investment subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

The Fund may engage in securities lending.

When the investment subadviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT RISK. The credit quality of the Fund's securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.
FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund's investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer.
Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.
INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.
INVESTMENT DISCRETION RISK. There is no guarantee that the investment subadviser's principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund's investment objective, which could have an adverse impact on the Fund's performance.

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

LIQUIDITY RISK. Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund's net asset value and limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.
MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.
NON-INVESTMENT GRADE SECURITIES RISK. High yield, or non-investment grade securities (also known as "junk bonds"), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.
SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

PERFORMANCE
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad based-securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

          [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

CALENDAR                                          TOTAL RETURN
  YEAR                                             PERCENTAGES
    2005                                               7.88
    2007                                               2.60
    2008                                             -24.14
    2009                                              53.79

                             [END CHART]

BEST QUARTER:                              Q2 2009             22.73%
WORST QUARTER:                             Q4 2008            -18.82%
YEAR TO DATE RETURN (1/1/10 TO 9/30/10):                        9.38%

AVERAGE ANNUAL TOTAL RETURNS                                                 INCEPTION     PAST     SINCE
(FOR PERIODS ENDED DECEMBER 31, 2009)                                        DATE          YEAR     INCEPTION
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES (with 5.00% sales charge)                                     11/29/05
-------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                     46.55%   5.19%
-------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                                                     41.91%   2.35%
-------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares                             29.74%   2.68%
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES (with applicable Contingent Deferred Sales Charge)            11/29/05
-------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                     47.72%   5.36%
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CLASS C SHARES (with applicable Contingent Deferred Sales Charge)            11/29/05
-------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                     52.66%   5.75%
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                         11/29/05
-------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                                                     54.17%   6.82%
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BOFA MERRILL LYNCH U.S. HIGH YIELD CASH PAY INDEX (reflects no deduction
   for fees, expenses or taxes)                                                            56.28%   7.17%
-------------------------------------------------------------------------------------------------------------

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

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT
INVESTMENT ADVISER
Fifth Third Asset Management, Inc. ("FTAM")

INVESTMENT SUBADVISER
Fort Washington Investment Advisors, Inc. ("FWIA")

PORTFOLIO MANAGERS
J. Kevin Seagraves, CFA, FWIA Senior Credit Analyst for Fixed Income and Credit Research, Portfolio Manager of the Fund since November 2005
Brendan M. White, CFA, FWIA Managing Director and Senior Portfolio Manager, Portfolio Manager of the Fund since November 2005

The Fifth Third High Yield Bond Fund is managed by a team of investment professionals. Kevin Seagraves, CFA, and Brendan White, CFA, are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Seagraves and White are assisted in managing the Fund by Mitch Stapley, CFA. Messrs. Seagraves, White and Stapley have each served the Fund since November 2005.

PURCHASES AND SALES OF FUND SHARES
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

FTF-SP-HYB1110

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